UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer: AIM Investment Funds (Invesco Investment Funds) 11 Greenway Plaza, Suite 1000 Houston, Texas 77046-1173
2.

The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

Invesco All Cap Market Neutral Fund (All Classes)

Invesco Balanced-Risk Allocation Fund (All Classes)

Invesco Balanced-Risk Commodity Strategy Fund (All Classes)

Invesco Developing Markets Fund (All Classes)

Invesco Emerging Markets Flexible Bond Fund (All Classes)

Invesco Emerging Markets Select Equity Fund (formerly known as Invesco Emerging Markets Equity Fund) (All Classes)

Invesco Endeavor Fund (All Classes)

Invesco Global Infrastructure Fund (All Classes)

Invesco Global Market Neutral Fund (All Classes)

Invesco Global Targeted Returns Fund (All Classes)

Invesco Greater China Fund (All Classes)

Invesco Health Care Fund (formerly known as Invesco Global Health Care Fund) (All Classes)

Invesco Long/Short Equity Fund (All Classes)

Invesco Low Volatility Emerging Markets Fund (All Classes)

Invesco Macro Allocation Strategy Fund (All Classes)

Invesco MLP Fund (All Classes)

Invesco Multi-Asset Income Fund (All Classes)

Invesco Pacific Growth Fund (All Classes)

Invesco Select Companies Fund (All Classes)

Invesco U.S. Managed Volatility Fund (All Classes)

Invesco World Bond Fund (All Classes)

☐

3.	Investment Company Act File Number: 811-05426
	Securities Act File Number: 033-19338
4(a).	Last day of fiscal year for which this Form is filed: October 31, 2018
4(b).	☐	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).	☐	Check box if this is the last time the issuer will be filing this Form.
5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):			$4,050,734,149

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$4,804,055,248

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$6,072,236,155

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:			$10,876,291,403

	(v)	Net sales — if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:			$0

	(vi)	Redemption credits available for use in future years — if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:			$6,825,557,254

	(vii)	Multiplier for determining registration fee (See Instruction C.9):		x	0.0001212

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=	$0

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:                     . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:                    .

7.	Interest due — if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):
				+	$0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
					$0

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
		Method of Delivery:
		☐ Wire Transfer
		☐ Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Mary Juenke
Mary Juenke, Assistant Treasurer

Date:	January 24, 2019

* Please print the name and title of the signing officer below the signature.